Acquisitions - Narrative (Details) € in Millions							12 Months Ended
	Apr. 19, 2024 USD ($)	Feb. 02, 2024 USD ($)	Feb. 02, 2024 EUR (€)	Jan. 17, 2024 USD ($)	Jul. 05, 2023 EUR (€)	Apr. 06, 2023 USD ($) location	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Acquisitions
Goodwill expected tax deductible amount							$ 0
Notes receivable - current				$ 7,000,000.0			451,000	$ 7,020,000
Purchase price adjustments							63,000	119,000
Dark Heart
Acquisitions
Asset acquisition, consideration				$ 1,700,000
Clever Leaves’ Assets Acquisition
Acquisitions
Asset acquisition, consideration | €					€ 2.7
NGC
Acquisitions
Total consideration	$ 23,773,000
Contingent consideration, earnout percentage paid in cash	50.00%
Contingent consideration, earnout percentage based on equity	50.00%
Total unaudited pro forma revenue							11,600,000	13,400,000
Total unaudited pro forma net income (loss)							(5,100,000)	(2,200,000)
Pro forma revenue, actual							7,400,000
Pro forma net income (loss), actual							(4,000,000.0)
Curaleaf Poland S.A.
Acquisitions
Total consideration		$ 2,823,000	€ 1.5
Total unaudited pro forma revenue							2,700,000	900,000
Total unaudited pro forma net income (loss)							300,000	100,000
Pro forma revenue, actual							2,400,000
Pro forma net income (loss), actual							$ 100,000
Deseret
Acquisitions
Total consideration						$ 14,620,000
Total unaudited pro forma revenue								13,700,000
Total unaudited pro forma net income (loss)								600,000
Pro forma revenue, actual								9,900,000
Pro forma net income (loss), actual								$ 600,000
Number of retail dispensaries | location						3
Transaction costs						$ 300,000
Purchase price adjustments						$ 200,000